Subsequent Events (Details) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended
	Aug. 25, 2025 shares	Jul. 31, 2025 USD ($)	Jul. 22, 2025 shares $ / shares	Jul. 15, 2025 USD ($) $ / shares	Sep. 04, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Aug. 24, 2025 shares	Jul. 14, 2025 shares	Jun. 29, 2025 $ / shares	Dec. 31, 2024 $ / shares shares
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares)						536,342					533,136
Common stock, price per share (in dollars per share) | $ / shares						$ 0.01				$ 1	$ 0.01
Common stock, shares issued (in shares)						304,448					300,199
Common stock, shares outstanding (in shares)						304,448					300,199
Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend paid | $						$ 808	$ 481
Preferred stock, shares outstanding (in shares)						22,957
Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend paid | $						$ 379	$ 260
Preferred stock, shares outstanding (in shares)						12,185
Subsequent Event [Member]
Subsequent Events [Abstract]
Units issued (in shares)			10,975,600
Share price (in dollars per share) | $ / shares			$ 1.64
Number of units that include one common share and one warrant			25
Common stock, price per share (in dollars per share) | $ / shares			$ 0.01
Shares issued (in shares)			439,024
Term of option to purchase additional shares and/or warrants			45 days
Gross proceeds | $		$ 18,000
Reverse stock split ratio	0.04
Common stock, shares issued (in shares)	6,696,039							167,402,561
Common stock, shares outstanding (in shares)	6,696,039							167,402,561
Subsequent Event [Member] | Class C Warrants [Member]
Subsequent Events [Abstract]
Number of securities included in 25 units (in shares)			1
Term of warrants			3 years
Exercise price as percentage of public offering price			225.00%
Shares issued (in shares)					5,952,630
Subsequent Event [Member] | Class C Warrants [Member] | Maximum [Member]
Subsequent Events [Abstract]
Common shares called by warrants (in shares)					267
Subsequent Event [Member] | Class C Warrants [Member] | Over-Allotment Option [Member] | Maximum [Member]
Subsequent Events [Abstract]
Additional securities that can be purchased (in shares)			1,646,340
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Share price (in dollars per share) | $ / shares			$ 40.75
Number of securities included in 25 units (in shares)			1
Number of securities called by each warrant (in shares)			1
Subsequent Event [Member] | Common Stock [Member] | Over-Allotment Option [Member] | Maximum [Member]
Subsequent Events [Abstract]
Additional securities that can be purchased (in shares)			65,854
Subsequent Event [Member] | Quarterly Dividend Declared for Q2-2025 [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid				Jul. 15, 2025
Preferred stock dividend paid per share (in dollars per share) | $ / shares				$ 17.5
Dividend paid | $				$ 402
Preferred stock, shares outstanding (in shares)									22,957
Dividend payable, date of record				Jul. 14, 2025
Subsequent Event [Member] | Quarterly Dividend Declared for Q2-2025 [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid				Jul. 15, 2025
Preferred stock dividend paid per share (in dollars per share) | $ / shares				$ 20
Dividend paid | $				$ 244
Preferred stock, shares outstanding (in shares)									12,185
Dividend payable, date of record				Jul. 14, 2025